Derivative Instruments - Impact on Statements of Income, Trading Derivatives (Details 2e) (Principal transactions revenue, USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Trading derivative gains and losses
Derivative-related gains/(losses)	$ 2,583	$ 1,779	$ 5,762	$ 5,873
Foreign exchange
Trading derivative gains and losses
Derivative-related gains/(losses)	229	424	831	1,051
Equity
Trading derivative gains and losses
Derivative-related gains/(losses)	743	85	1,571	907
Credit derivatives
Trading derivative gains and losses
Derivative-related gains/(losses)	745	1,287	1,954	3,412
Commodity
Trading derivative gains and losses
Derivative-related gains/(losses)	1,219	20	1,393	433
Interest rate
Trading derivative gains and losses
Derivative-related gains/(losses)	$ (353)	$ (37)	$ 13	$ 70